Defined Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2017
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of Funded Status of Defined Benefit Plan

The following table sets forth the funded status for the Directors’ Retirement Plan and amounts recognized in the consolidated statements of financial condition.

	March 31,
	2017	2016
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$2,336	$3,222
Service cost	92	175
Interest cost	77	119
Actuarial (gain) loss	(167)	(1,091)
Loss due to remeasurement/settlement	283	—
Benefits paid	(82)	(89)
Settlements	(636)	—
Benefit obligation - ending	1,903	2,336
Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	718	89
Benefits paid	(82)	(89)
Settlements	(636)	—
Fair value of plan assets - ending	—	—
Funded status and accrued pension cost included in other liabilities	$(1,903)	$(2,336)
Accumulated benefit obligation	$1,476	$1,882
Assumptions:
Discount rate	4.00%	4.15%
Rate of increase in compensation	2.00%	2.00%

Schedule of Benefit Payments under Defined Benefit Plan

The Bank expects to make contributions to the plan during the year ending March 31, 2018, totaling approximately $2,000. At March 31, 2017, benefit payments expected to be paid under the plan are as follows:

Amount
(In Thousands)
Years ending March 31:
2018	$2
2019	4
2020	7
2021	10
2022	30
2023-2027	265

Periodic Pension Cost (Benefit)

Net periodic pension cost for the plan included the following components:

	Years Ended March 31,
	2017	2016	2015
	(Dollars In Thousands)
Service cost	$92	$175	$178
Interest cost	77	119	119
Net amortization and deferral	12	90	62
Settlement charge	37	—	171
Net Periodic Pension Cost Included in
Directors' Compensation	$218	$384	$530
Assumptions:
Discount rate	4.15%	3.75%	4.50%
Discount rate - remeasurement/settlement	3.83%	—	4.25%
Rate of increase in compensation	2.00%	4.50%	4.50%

Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of Funded Status of Defined Benefit Plan

The following table sets forth the funded status for a former president’s post-retirement healthcare plan and amounts recognized in the consolidated statements of financial condition:

`	March 31,
	2017	2016
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$66	$72
Interest cost	3	3
Actuarial loss	(2)	(3)
Benefits paid	(6)	(6)
Benefit obligation - ending	61	66
Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	6	6
Benefits paid	(6)	(6)
Fair value of plan assets - ending	—	—
Funded status and accrued pension cost included in other liabilities	$(61)	$(66)
Assumed discount rate	4.00%	4.15%

Schedule of Benefit Payments under Defined Benefit Plan

The Bank expects to make contributions to the plan during the year ending March 31, 2018 totaling approximately $6,000. At March 31, 2017, benefit payments expected to be paid under the plan are as follows:

Amount
(In Thousands)
Years ending March 31:
2018	$6
2019	6
2020	6
2021	6
2022	5
2023-2027	25

Periodic Pension Cost (Benefit)

Net periodic pension (benefit) for the plan included the following components:

	Years Ended March 31,
	2017	2016	2015
	(Dollars In Thousands)
Interest cost	$3	$3	$2
Net amortization and deferral	(3)	(3)	(5)
Net Periodic (Benefit)	$—	$—	$(3)
Assumed discount rate	4.15%	3.75%	4.50%
Current medical trend	5.25%	5.25%	5.25%
Ultimate medical trend	5.25%	5.25%	5.25%

Summary of Effect of 1% Change in Assumed Health Cost

A 1% change in the assumed health cost trend rate would have had the following effects on post-retirement benefits under this plan at March 31, 2017:

	1%
	Increase	Decrease
	(In Thousands)
Effect on total service and interest costs	$3	$2
Effect on post-retirement benefit obligation	$65	$57